Condensed Financial Statements - Statements of Changes in Equity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		$ 505,726	$ 392,830	$ 280,133
Issuance of ordinary shares pursuant to share option plan (in shares)		1,752,184
Issuance of ordinary shares pursuant to share option plan		1,380	1,637	2,363
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,864
Repurchase of ordinary shares issued for convertible notes (shares)	(22,771,021)
Repurchase of ordinary shares issued for convertible notes		(37,003)
Repurchase of ordinary shares		(30,000)
Currency translation adjustment		1,358	18,807	9,438
Net income		86,584	80,979	90,811
Ending Balance		578,223	505,726	392,830
Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		505,726	392,830	280,133
Issuance of ordinary shares pursuant to share option plan		1,380	1,637	2,363
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,864
Repurchase of ordinary shares issued for convertible notes		(37,003)
Repurchase of ordinary shares		(30,000)
Currency translation adjustment		1,358	18,807	9,438
Net income		86,584	80,979	90,811
Ending Balance		578,223	505,726	392,830
Ordinary
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)		570,489,352	560,972,080	550,609,256
Beginning Balance		11,410	11,219	11,012
Issuance of ordinary shares pursuant to share option plan (in shares)		7,743,594	9,517,272	10,362,824
Issuance of ordinary shares pursuant to share option plan		155	191	207
Conversion of convertible bond (in shares)		22,771,021
Conversion of convertible bond		455
Repurchase of ordinary shares issued for convertible notes (shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes		(455)
Repurchase of ordinary shares (shares)		(17,111,944)
Repurchase of ordinary shares		(343)
Ending Balance (in shares)		561,121,002	570,489,352	560,972,080
Ending Balance		11,222	11,410	11,219
Ordinary | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance (in shares)		570,489,352	560,972,080	550,609,256
Beginning Balance		11,410	11,219	11,012
Issuance of ordinary shares pursuant to share option plan (in shares)		7,743,594	9,517,272	10,362,824
Issuance of ordinary shares pursuant to share option plan		155	191	207
Conversion of convertible bond (in shares)		22,771,021
Conversion of convertible bond		455
Repurchase of ordinary shares issued for convertible notes (shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes		(455)
Repurchase of ordinary shares (shares)		(17,111,944)
Repurchase of ordinary shares		(343)
Ending Balance (in shares)		561,121,002	570,489,352	560,972,080
Ending Balance		11,222	11,410	11,219
Additional Paid-In Capital
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		345,832	332,913	320,672
Issuance of ordinary shares pursuant to share option plan		1,225	1,446	2,156
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,409
Repurchase of ordinary shares issued for convertible notes		(35,409)
Repurchase of ordinary shares		(29,657)
Ending Balance		331,714	345,832	332,913
Additional Paid-In Capital | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		345,832	332,913	320,672
Issuance of ordinary shares pursuant to share option plan		1,225	1,446	2,156
Share-based compensation expense		14,314	11,473	10,085
Conversion of convertible bond		35,409
Repurchase of ordinary shares issued for convertible notes		(35,409)
Repurchase of ordinary shares		(29,657)
Ending Balance		331,714	345,832	332,913
Retained Earnings (Deficit)
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		103,159	22,180	(68,631)
Repurchase of ordinary shares issued for convertible notes		(1,139)
Net income		86,584	80,979	90,811
Ending Balance		188,604	103,159	22,180
Retained Earnings (Deficit) | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		103,159	22,180	(68,631)
Repurchase of ordinary shares issued for convertible notes		(1,139)
Net income		86,584	80,979	90,811
Ending Balance		188,604	103,159	22,180
Accumulated Other Comprehensive Income
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		45,325	26,518	17,080
Currency translation adjustment		1,358	18,807	9,438
Ending Balance		46,683	45,325	26,518
Accumulated Other Comprehensive Income | Parent Company
Condensed Financial Statements, Captions [Line Items]
Beginning Balance		45,325	26,518	17,080
Currency translation adjustment		1,358	18,807	9,438
Ending Balance		$ 46,683	$ 45,325	$ 26,518